UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       La Couharde Investments, LLC

Address:    7234 Lancaster Pike
            Hockessin, DE 19707

13F File Number: 028-10747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard E. Carlson
Title:      Managing Director
Phone:      (302) 234-5750

Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02635                       Gardner Russo & Gardner

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total: $1,014
                                       (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COL 7          COLUMN 8

                                                          VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE    SHARED    NONE
--------------                --------------   ------     --------  -------   --- ----  ----------  ----   -----   ------    ----
BANK OF AMERICA CORPORATION   COM              060505104  283       18,790    SH          SOLE      NONE   18,790
WELLS FARGO & CO NEW          COM              949746101  731       27,080    SH          SOLE      NONE   27,080

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